EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT	12 Months Ended
Mar. 31, 2025
Events Unaudited Subsequent To Date Of Independent Auditors Report
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT

29 EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT

On July 22, 2025, Rhino Ventures Limited exercised all of the Tranche 1 Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $5.13 per share, which were to expire on July 23, 2025. In connection with the exercise of the warrants Rhino Ventures Limited paid the exercise price of $11,542,500 to the Company.